Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue		$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Chile [Member]
Revenue	[1]	1,226,668,091	1,176,972,109	1,081,835,420
Argentina [Member]
Revenue	[2]	413,466,737	329,585,488	366,886,701
Uruguay [Member]
Revenue		16,402,136	15,204,331	14,432,950
Paraguay [Member]
Revenue		$ 41,823,830	$ 37,135,780	$ 35,216,644

[1]	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
[2]	Includes net sales made by the subisiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.